Risks	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Risks [Abstract]
RISKS

NOTE 14 — RISKS

A. Credit risk

Accounts receivable

In order to minimize the credit risk, the management of the Company monitors and ensures that follow-up action is taken to recover overdue debts. The Company considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forward-looking information, such as GDP growth rate and nominal GDP per capita. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for account receivables as of September 30, 2024 and December 31, 2023 is $Nil and $19, respectively.

Cash and cash equivalents

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company is exposed to concentration of credit risk on liquid funds which are deposited with several banks with high credit ratings.

Deposits and other receivables, amount due from shareholders and loan to A SPAC I

The Company assessed the impairment for deposits and other receivables, due from shareholders and loan to A SPAC I individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors, have no significant increase in credit risk since initial recognition. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for deposits and other receivables, due from shareholders and loan to A SPAC I as of September 30, 2024 is $14, $Nil and $ Nil, respectively. The loss allowance for deposits and other receivables, due from shareholders and loan to A SPAC I as of December 31, 2023 is $14, $17,818 and Nil, respectively.

B. Interest risk

Cash flow interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s variable-rates bank balances.

The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Sensitivity analysis

The sensitivity analysis below has been determined by assuming that a change in interest rates had occurred at the end of the reporting period and had been applied to the exposure to interest rates for financial instruments in existence at that date. 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 1% higher or lower and all other variables were held constant, the Company’s net (loss) income for the nine months ended September 30, 2024 and 2023 would have increased or decreased by approximately $1,202 and $773, respectively.

Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency assets will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

The Company’s monetary assets and liabilities are mainly denominated in HK$, THB, KHR and RMB which are the same as the functional currencies of the relevant group entities. Hence, in the opinion of the directors of the Company, the currency risk of US$ is considered insignificant. The Company currently does not have a foreign currency hedging policy to eliminate currency exposures. However, the directors monitor the related foreign currency exposure closely and will consider hedging significant foreign currency exposures should the need arise.

C. Economic and political risks

The Company’s operations are mainly conducted in Thailand, Cambodia and Kyrgyzstan. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in Thailand, Cambodia and Kyrgyzstan.

The Company’s operations in Thailand, Cambodia and Kyrgyzstan are subject to special considerations and significant risks. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in Thailand, Cambodia and Kyrgyzstan, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

D. Inflation risk

Management monitors changes in prices levels. Historically inflation has not materially impacted the Company’s consolidated financial statements; however, significant increases in the price of labor that cannot be passed to the Company’s customers could adversely impact the Company’s results of operations.

NOTE 14 — RISKS

A. Credit risk

Accounts receivable

In order to minimize the credit risk, the management of the Company monitors and ensures that follow-up action is taken to recover overdue debts. The Company considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forward-looking information, such as GDP growth rate and nominal GDP per capita. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for account receivables as of December 31, 2023 and 2022 is $19 and $26, respectively.

Cash and cash equivalents

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company is exposed to concentration of credit risk on liquid funds which are deposited with several banks with high credit ratings.

Deposits and other receivables, amount due from shareholders and loan to A SPAC I

The Company assessed the impairment for deposits and other receivables, due from shareholders and loan to A SPAC I individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors, have no significant increase in credit risk since initial recognition. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for deposits and other receivables, due from shareholders and loan to A SPAC I as of December 31, 2023 is $14, $17,818 and Nil, respectively. The loss allowance for deposits and other receivables, due from shareholders and loan to A SPAC I as of December 31, 2022 is $141, $17,059 and Nil, respectively. The loss allowance for deposits and other receivables and amount due from shareholders as of December 31, 2021 was $115 and $6,312 and Nil, respectively.

B. Interest risk

Cash flow interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s variable-rates bank balances.

The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Sensitivity analysis

The sensitivity analysis below has been determined by assuming that a change in interest rates had occurred at the end of the reporting period and had been applied to the exposure to interest rates for financial instruments in existence at that date. 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 1% higher or lower and all other variables were held constant, the Company’s net (loss) income for the years ended December 31, 2023, 2022 and 2021 would have increased or decreased by approximately $541, $275 and $287, respectively.

Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency assets will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

The Company’s monetary assets and liabilities are mainly denominated in HK$, THB, KHR and RMB which are the same as the functional currencies of the relevant group entities. Hence, in the opinion of the directors of the Company, the currency risk of US$ is considered insignificant. The Company currently does not have a foreign currency hedging policy to eliminate currency exposures. However, the directors monitor the related foreign currency exposure closely and will consider hedging significant foreign currency exposures should the need arise.

C. Economic and political risks

The Company’s operations are mainly conducted in Thailand, Cambodia and Kyrgyzstan. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in Thailand, Cambodia and Kyrgyzstan.

The Company’s operations in Thailand, Cambodia and Kyrgyzstan are subject to special considerations and significant risks. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in Thailand, Cambodia and Kyrgyzstan, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

D. Inflation risk

Management monitors changes in prices levels. Historically inflation has not materially impacted the Company’s consolidated financial statements; however, significant increases in the price of labor that cannot be passed to the Company’s customers could adversely impact the Company’s results of operations.